As filed with the Securities and Exchange Commission on June 10, 2011

File Nos. 333-69326 and 811-10495

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	17	[	X	]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	18	[	X	]

Fort Pitt Capital Funds

(Exact Name of Registrant as Specified in Charter)

680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220

(Address of Principal Executive Offices) (Zip Code)
(412) 921-1822
(Registrant’s Telephone Number, Including Area Code)

Robert J. Dickson, 680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220

(Name and Address of Agent for Service)

Copies to:

John W. Lewis, Esq.
Gregory A. Gross, Esq.
Metz Lewis, LLC
11 Stanwix Street, 18th Floor
Pittsburgh, PA 15222

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	on (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and the State of Pennsylvania on June 10, 2011.

Fort Pitt Capital Funds

By: Robert J. Dickson*
Robert J. Dickson
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Robert J. Dickson*	Chairman, President and	June 10, 2011
Robert J. Dickson	Trustee

/s/ Douglas W. Kreps	Trustee	June 10, 2011
Douglas W. Kreps

Bradley J. Franc*	Trustee	June 10, 2011
Bradley J. Franc

Donald F. Smith, Jr.*	Trustee	June 10, 2011
Donald F. Smith, Jr.

Ronald V. Pellegrini*	Trustee	June 10, 2011
Ronald V. Pellegrini

Charles A. Smith*	Treasurer	June 10, 2011
Charles A. Smith

*By: /s/ Douglas W. Kreps

Douglas W. Kreps, Attorney-In Fact as per Power of Attorney previously filed and incorporated herein by reference.

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE